Investment Properties - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Adjustment to rent income		$ 114,538	$ 3,865
Construction in progress [member]
Disclosure of detailed information about investment property [line items]
Reclassification of buildings and land use right to investment properties			$ 9,722,579
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	1 year
Top of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	20 years